Equity (Details) $ / shares in Units, $ in Thousands, € in Millions		6 Months Ended
	Feb. 28, 2025 $ / shares shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)
Equity [Line Items]
Maximum proceeds from IPO			$ 250,000
Sale of common shares				$ 75,000
Net proceeds		€ 26.8	$ 28,000
Price per share (in Dollars per share) | $ / shares			$ 0.001
At-the-Market Offering [Member]
Equity [Line Items]
Value authorized for sale			$ 73,500
Warrants [Member]
Equity [Line Items]
Purchase of shares (in Shares) | shares	6,750,000
Ordinary Shares [Member] | Public Offering [Member]
Equity [Line Items]
Ordinary shares issued (in Shares) | shares	8,250,000
Price per share (in Dollars per share) | $ / shares	$ 2
Ordinary Shares [Member] | At-the-Market Offering [Member]
Equity [Line Items]
Ordinary shares issued (in Shares) | shares			145,420
Net proceeds			$ 353